Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Our revenue consists of:

		Three months ended March 31,
		2019	2018
Revenue Stream	Segment	Total Revenue
Restaurant revenue:		(in millions)
Restaurant sales	Restaurant Group	$245.3	$259.2
Bakery sales	Restaurant Group	11.0	13.2
Franchise and other	Restaurant Group	1.5	1.4
Total restaurant revenue		257.8	273.8
Other operating revenue:
T-System, point-in-time	T-System	4.8	6.7
T-System, over time	T-System	7.4	8.7
Real estate and resort	Corporate and other	4.4	2.9
Other	Corporate and other	0.1	0.3
Total other operating revenue		16.7	18.6
Total operating revenues		$274.5	$292.4

Contract Balances, Information About Receivables and Deferred Revenue
The following table provides information about receivables and deferred revenue:

	March 31,	December 31,
	2019	2018
	(In millions)
Trade receivables, billed (1)	$21.3	$40.3
Unbilled accounts receivable, current (1)	8.2	9.5
Unbilled accounts receivable, long term (2)	10.6	10.6
Deferred revenue (contract liabilities)	26.1	31.7

(1) Included in Trade receivables on the Condensed Consolidated Balance Sheets
(2) Included in Other noncurrent assets on the Condensed Consolidated Balance Sheets